ACQUISITIONS AND DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Total Consideration and Net Identifiable Assets and Liabilities Acquired
The table below summarizes the total consideration and net identifiable assets and liabilities acquired in connection with the Keystone acquisition during the year ended December 31, 2024:

($ in thousands)	Amount
Total consideration:
Shares issued	$2,850
Cash	12
Payments of acquisition-related transaction costs on behalf of the acquiree	2,930
Payments	462
Contingent consideration	2,280
Total consideration	$8,534

Net identifiable assets (liabilities) acquired
Cash	$174
Inventory	250
Property and equipment	2,789
Other current assets	22
Customer relationships	300
Licenses	2,300
Total identifiable assets acquired	$5,835

Accounts payable	$(642)
Short-term liabilities	(446)
Total identifiable liabilities assumed	$(1,088)

Purchase price allocation
Net identifiable assets acquired	$4,747
Goodwill	3,787
Total consideration	$8,534